Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 30, 2024	Sep. 09, 2024	Jun. 09, 2023	Mar. 22, 2023	Aug. 11, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)		$ 1	$ 1	$ 1
Common stock, share authorized (in shares)		725,000,000	725,000,000	725,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Common stock, share issued (in shares)		85,163,078	92,379,826
Preferred stock, share issued (in shares)		0
Common Stock, Shares, Outstanding		84,059,952	91,006,182
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred		28,154	18,932
Accumulated deficit		$ (166,872)	$ (213,193)
Treasury Stock, Shares		1,103,126	1,373,644
Preferred Stock, Shares Outstanding		0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		5 years 6 months
Common stock conversion (in shares)		1
Treasury Stock, Value, Acquired, Cost Method		$ 66,281	$ 50,714
Entity Common Stock, Shares Outstanding		84,059,952
March 2023 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount								$ 30,000
August 2022 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount									$ 30,000
Treasury Stock, Shares, Acquired				3,800,000
Treasury Stock, Value, Acquired, Cost Method				$ 15,300
August 2022, March 2023 and June 2023 stock repurchase program
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired			8,900,000
treasury stock acquired, average cost per share			$ 5.69	$ 4.07
Treasury Stock, Value, Acquired, Cost Method			$ 50,700
June 2023 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount							$ 25,000
September 2024 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount						$ 40,000
October 2024 Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount					$ 40,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount		$ 33,000
June 2023, September 2024, October 2024 stock repurchase program
Class of Stock [Line Items]
Treasury Stock, Shares, Acquired		8,000,000.0
treasury stock acquired, average cost per share		$ 8.24
Treasury Stock, Value, Acquired, Cost Method		$ 66,300
Teekay Parent [Member]
Class of Stock [Line Items]
Common Stock, Shares, Outstanding		84,059,952	91,006,182
Thousands of Shares of Common Stock Outstanding
Class of Stock [Line Items]
Common Stock, Shares, Outstanding		84,060,000	91,006,000	98,318,000						101,571,000
Treasury Stock, Shares, Acquired		8,020,000	8,885,000	3,759,000
Thousands of Shares of Common Stock Outstanding | August 2022, March 2023 and June 2023 stock repurchase program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value			$ 84,300	$ 35,800
Thousands of Shares of Common Stock Outstanding | June 2023, September 2024, October 2024 stock repurchase program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		$ 75,100
Retained Earnings
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		8,839	33,597	20,420
Retained Earnings | August 2022, March 2023 and June 2023 stock repurchase program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value			33,600	$ 20,400
Retained Earnings | June 2023, September 2024, October 2024 stock repurchase program
Class of Stock [Line Items]
Stock Repurchased and Retired During Period, Value		8,800
Share-based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value		$ 5,600	$ 7,400
Weighted-average remaining life (in years)		4 years 6 months	5 years 6 months
Vesting period (in years)		3 years
Restricted Stock Units
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards		273,657	329,735	787,586
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Deferred		180,965	354,580
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture		$ 2,600	$ 1,900	$ 2,300
Vesting period (in years)		3 years
Common stock conversion (in shares)		1
Restricted Stock Units | Teekay Tankers
Class of Stock [Line Items]
Vesting period (in years)		3 years
Restricted Stock Awards
Class of Stock [Line Items]
Number of shares or units granted equity based compensation awards		70,385	47,330	95,485